Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Cash Flows
Cash flow from operations (a)	$ 33,414	$ 18,894	$ 17,250
Interest on loans and borrowings paid	(693)	(755)	(1,186)
Cash received (paid) on settlement of derivatives, net	(197)	(34)	(324)
Payments related to Brumadinho event	(1,388)	(516)	(831)
Payments related to de-characterization of dams	(338)	(293)	(159)
Interest on participative stockholders' debentures paid	(418)	(183)	(194)
Income taxes (including settlement program)	(4,385)	(1,736)	(1,809)
Net cash provided by operating activities from continuing operations	25,995	15,377	12,747
Net cash used in operating activities from discontinued operations	(316)	(1,055)	(637)
Net cash provided by operating activities	25,679	14,322	12,110
Cash flow from investing activities:
Capital expenditures	(5,033)	(4,227)	(3,464)
Additions to investments	(42)	(131)	(76)
Acquisition of subsidiary, net of cash			(926)
Disbursement related to VNC sale	(555)
Proceeds from disposal of Mosaic shares	1,259
Dividends received from associates and joint ventures	190	173	353
Judicial deposits and restricted cash related to Brumadinho event		(9)	(1,638)
Short-term investment	582	(194)	(828)
Others investments activities, net	(542)	(152)	(297)
Net cash used in investing activities from continuing operations	(4,141)	(4,540)	(6,876)
Net cash used in investing activities from discontinued operations	(2,469)	(129)	(113)
Net cash used in investing activities	(6,610)	(4,669)	(6,989)
Cash flow from financing activities:
Loans and borrowings from third-parties	930	6,800	3,142
Payments of loans and borrowings from third-parties	(1,927)	(6,064)	(5,417)
Payments of leasing	(215)	(204)	(210)
Dividends and interest on capital paid to stockholders	(13,483)	(3,350)
Dividends and interest on capital paid to noncontrolling interest	(30)	(14)	(184)
Share buyback program	(5,546)
Transactions with noncontrolling stockholders		171	(812)
Net cash used in financing activities from continuing operations	(20,271)	(2,661)	(3,481)
Net cash used in financing activities from discontinued operations	(13)	(15)	(14)
Net cash used in financing activities	(20,284)	(2,676)	(3,495)
Increase (reduction) in cash and cash equivalents	(1,215)	6,977	1,626
Cash and cash equivalents in the beginning of the year	13,487	7,350	5,784
Effect of exchange rate changes on cash and cash equivalents	(551)	(825)	(60)
Cash and cash equivalents from subsidiaries sold, net		(15)
Cash and cash equivalents at end of the year	11,721	13,487	7,350
Cash flow from operating activities:
Income (loss) before income taxes	29,541	6,990	(156)
Adjusted for:
Equity results and other results in associates and joint ventures	1,271	1,020	656
Impairment and disposal of non-current assets	426	1,308	3,383
Provisions related to Brumadinho	201	4,130	3,925
Provision for de-characterization of dams	1,725	617	2,625
Depreciation, depletion and amortization	3,034	3,215	3,489
Financial results, net	(3,119)	4,813	3,393
Changes in assets and liabilities:
Accounts receivable	1,029	(2,544)	(47)
Inventories	(503)	(183)	88
Suppliers and contractors	251	(222)	749
Payroll, related charges and other remunerations	27	222	(91)
Other assets and liabilities, net	(469)	(472)	(764)
Cash flow from operations (a)	33,414	18,894	17,250
Non-cash transactions:
Additions to property, plant and equipment - capitalized loans and borrowing costs	$ 59	$ 70	$ 140